Main Subsidiaries - Summary of Main Subsidiaries Interests (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CEMEX Topmix LLC, CEMEX Supermix LLC and CEMEX Falcon LLC [member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%	100.00%
Ownership percentage	49.00%
Remaining ownership percentage	51.00%
CEMEX Colombia S.A [member]
Disclosure of subsidiaries [line items]
Percentage of interest	99.90%	99.90%
Cemento Bayano, S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%	100.00%
Interest held on treasury	0.515%
Common Stock [member] | CEMEX Colombia S.A [member]
Disclosure of subsidiaries [line items]
Percentage of interest	99.70%
Preferred Shares [Member] | CEMEX Colombia S.A [member]
Disclosure of subsidiaries [line items]
Percentage of interest	98.90%